Contingencies, Guarantees, Indemnifications and Leases - Guarantees and Indemnifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Guaranty Funds
Undiscounted liability balance for guaranty fund assessments	$ 20.7	$ 20.6
Premium tax offsets	9.9	$ 9.7
Guarantees to third parties primarily related to former subsidiaries and joint ventures
Guarantees and Indemnifications
Maximum exposure under guarantees	$ 141.0